Stockholder's Equity (Deficit) - Additional Information (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Jan. 13, 2022 shares	Jun. 30, 2022 USD ($) D $ / shares shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares shares	Jul. 19, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jul. 07, 2020 $ / shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		900,000,000		125,961,571
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)		72,552,477		6,248,192
Common shares, shares outstanding (in shares)		72,552,477		6,248,192
Preferred stock, shares authorized		250,000,000		1,000,000		1,000,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Exercise price of warrants | $ / shares							$ 11.50
Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		900,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001
Common shares, shares issued (in shares)		72,552,477
Common shares, shares outstanding (in shares)	72,214,287	72,552,477
Legacy Gelesis Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock exchange ratio	2.59
Convertible preferred stock, terms of conversion		Immediately prior to the closing of the Business Combination, Legacy Gelesis redeemable convertible preferred stock converted into Legacy Gelesis common stock and was subsequently split according to the exchange ratio of 2.59. Upon closing of the Business Combination, holders received shares of common stock of the Company on a one-to-one basis.
Public Warrants
Class of Stock [Line Items]
Number of warrants outstanding		13,800,000
Exercise price of warrants | $ / shares					$ 11.50
Warrants expiration term					5 years
Public Warrants | Common Stock
Class of Stock [Line Items]
Number of warrants outstanding					13,800,000
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Stock [Line Items]
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01
Redemption period		30 days
Threshold trading days for redemption of public warrants | D		20
Minimum threshold written notice period for redemption of public warrants | D		30
Threshold number of business days before sending notice of redemption to warrant holders | D		3
Public Warrants | Minimum | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Stock [Line Items]
Class of warrant or right redemption of warrants or rights stock price trigger | $ / shares		$ 18.00
Roller Warrants
Class of Stock [Line Items]
Number of warrants outstanding		1,353,062			1,353,062
Exercise price of warrants | $ / shares		$ 4.26	$ 4.26		$ 4.26
Warrant conversion terms		Immediately prior to the closing of the Business Combination, Legacy Gelesis redeemable preferred stock warrants were converted into Legacy Gelesis common warrants and were subsequently split according to the exchange ratio of 2.59. Upon closing of the Business Combination, holders received rollover common stock warrants of the Company on a one-to-one basis.
Warrants exercised		176,126
Roller Warrants | Common Stock
Class of Stock [Line Items]
Number of warrants outstanding		1,660,303			1,836,429
Exercise price of warrants | $ / shares		$ 0.02
Warrants exchange ratio	2.59
Roller Warrants | Maximum
Class of Stock [Line Items]
Proceeds from warrants exercised | $		$ 0.1